DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 26, 2021	Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding		85,121,365
Trading Symbol	ORC
Security Exchange Name	NYSE
Security 12(b) Title	Common Stock, $0.01 par value
Interactive Data Current	Yes
Document Transition Report	false
City Area Code	772
Local Phone Number	231-1400
Entity Address Line 1	3305 Flamingo Drive
Entity Address City or Town	Vero Beach
Entity Address State or Province	FL
Entity Postal Zip Code	32963
Entity Incorporation, State Country Name	MD
Entity File Number	001-35236
Entity Tax ID Number	27-3269228
DocumentAnnualReport	true
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 298,895,633
DocumentsIncorporatedByReferenceTextBlock	Portions of the Registrant's definitive Proxy Statement, to be issued in connection with the 2021 Annual Meeting of Stockholders of the Registrant, are incorporated by reference into Part III of this Annual Report on Form 10-K.